Finance costs/ income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of finance costs and income

	2025	2024	2023
	€’000	€’000	€’000

Interest payable and similar expense	(24)	(525)	58
Other finance income/(costs)	-	(24)	(544)
Fair value loss on short-term investments	-	-	-
Exchange Rate variances	2,243	316	51
Derivative financial instruments movements	3,392	462	6886
	5,611	230	6,451